NEWBUILDINGS (Details) $ in Thousands	1 Months Ended				3 Months Ended	12 Months Ended
	Oct. 31, 2016 USD ($) contract	Jun. 30, 2016 vessel agreement_option	Sep. 30, 2014 USD ($) contract	Apr. 30, 2014 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($) vessel	Dec. 31, 2014 USD ($) vessel	Mar. 31, 2016 vessel	Jun. 30, 2015 contract	Mar. 31, 2015 contract	Jan. 31, 2015 contract	Dec. 31, 2013 vessel
Property, Plant and Equipment [Line Items]
Installments And Newbuilding Supervision Fees Paid						$ 284,400
Number of newbuild vessels | vessel						16							62
Construction in Progress [Roll Forward]
Balance, beginning of period						$ 266,233	$ 227,050	$ 252,753
Newbuildings acquired							16,523	83,700
Newbuildings sold			$ (64,178)	$ (41,617)			(517,398)
Additions, net, continuing basis						614,116	677,103	188,623
Additions, net, discontinued basis								270,130
Transfer to held for distribution								(250,118)
Newbuildings acquired from related party							1,927
Transfer to Vessels and equipment, net						(532,766)	(133,429)	(186,717)
Interest capitalized, continuing basis						6,994	5,989	5,129
Interest capitalized, discontinued basis								2,087
Transfer to short term claim receivable							(11,532)	(32,742)
Cancellations						(46,253)
Balance, end of period						$ 308,324	$ 266,233	$ 227,050
LR2 Tanker [Member]
Property, Plant and Equipment [Line Items]
Number of newbuild vessels | vessel						7	14	13
Number Of Tankers Delivered		2	0						4	0	0	0
VLCC Vessels [Member]
Property, Plant and Equipment [Line Items]
Contracted price of newbuildings, gross	$ 364,300
Installments And Newbuilding Supervision Fees Paid	45,500
Cancellation fee on termination, per vessel	$ 500
Loss on Contract Termination					$ 2,800
Number of newbuild vessels | vessel						3	6
Number of Newbuild options | agreement_option		2
Number of newbuilding contracts terminated | contract	4